SELLING AND MARKETING EXPENSES	6 Months Ended
Jun. 30, 2026
Selling and Marketing Expense [Abstract]
SELLING AND MARKETING EXPENSES

NOTE 16 – SELLING AND MARKETING EXPENSES

Selling and marketing expenses for the six months ended June 30, 2026 and 2025 consisted of the following:

	2026	2025
Employee compensation and benefits	$105,150	$170,493
Travel and promotion	134,238	43,653
Shipping and handling	123,272	70,765
Insurance	-	2,780
Consulting fee	379	6,384
Inspection and certification fees	47,099	4,713
Entertainment	29,675	27,362
Office and miscellaneous	6,060	3,494
Total	$445,872	$329,644